FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Short-term investments	$ 9,843	$ 8,978
Aggregate contractual undiscounted payments	$ 5,946